Document and Entity Information Document	Apr. 22, 2021	Oct. 22, 2020
Cover [Abstract]
Local Phone Number		948-3200
Document Type		8-K
Entity Registrant Name		VERISIGN INC/CA
Entity Emerging Growth Company		false
Title of 12(b) Security		Common Stock, $0.001 Par Value Per Share
Pre-commencement Issuer Tender Offer		false
Pre-commencement Tender Offer		false
Soliciting Material		false
Written Communications		false
Entity Address, Address Line One		12061 Bluemont Way,
Entity File Number		000-23593
Entity Tax Identification Number		94-3221585
Entity Address, City or Town		Reston,
Entity Address, State or Province		VA
Entity Address, Postal Zip Code		20190
Trading Symbol		VRSN
Entity Central Index Key		0001014473
Amendment Flag		false
Security Exchange Name		NASDAQ
Document Period End Date	Apr. 22, 2021
Entity Incorporation, State or Country Code		DE
City Area Code		703